Leases - Schedule of Maturities of Lease Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Jan. 01, 2019
Leases [Abstract]
2020	¥ 11,667
2021	11,492
2022	2,626
Total undiscounted lease payments	25,785
Less: imputed interest	(2,947)
Operating lease liabilities	¥ 22,838	¥ 47,967